T. ROWE PRICE Equity Index 500 Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 8.1%
Diversified Telecommunication Services 0.9%
AT&T  5,125,445 98,665
Verizon Communications  3,020,027 117,449
216,114
Entertainment 1.4%
Activision Blizzard  513,717 43,969
Electronic Arts  187,241 22,553
Live Nation Entertainment (1) 103,538 7,248
Netflix (1) 320,234 110,634
Take-Two Interactive Software (1) 114,357 13,643
Walt Disney (1) 1,313,621 131,533
Warner Bros Discovery (1) 1,586,289 23,953
353,533
Interactive Media & Services 4.8%
Alphabet, Class A (1) 4,283,163 444,293
Alphabet, Class C (1) 3,733,843 388,320
Match Group (1) 200,741 7,706
Meta Platforms, Class A (1) 1,600,604 339,232
1,179,551
Media 0.8%
Charter Communications, Class A (1) 75,982 27,172
Comcast, Class A  3,024,848 114,672
DISH Network, Class A (1) 177,981 1,660
Fox, Class A  211,976 7,218
Fox, Class B  103,515 3,241
Interpublic Group  279,528 10,410
News, Class A  277,082 4,785
News, Class B  87,711 1,529
Omnicom Group  145,945 13,768
Paramount Global, Class B  369,075 8,234
192,689
Wireless Telecommunication Services 0.2%
T-Mobile U.S. (1) 425,865 61,682
61,682
Total Communication Services 2,003,569
CONSUMER DISCRETIONARY 10.1%
Automobile Components 0.1%
Aptiv (1) 194,733 21,847

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BorgWarner  170,233 8,360
30,207
Automobiles 1.9%
Ford Motor  2,824,427 35,588
General Motors  1,006,058 36,902
Tesla (1) 1,934,092 401,247
473,737
Broadline Retail 2.8%
Amazon.com (1) 6,411,223 662,215
eBay  389,872 17,299
Etsy (1) 90,276 10,050
689,564
Distributors 0.2%
Genuine Parts  101,325 16,953
LKQ  184,603 10,478
Pool  28,271 9,681
37,112
Hotels, Restaurants & Leisure 2.1%
Booking Holdings (1) 27,890 73,976
Caesars Entertainment (1) 150,377 7,340
Carnival (1) 707,134 7,177
Chipotle Mexican Grill (1) 19,856 33,920
Darden Restaurants  87,439 13,567
Domino's Pizza  25,562 8,432
Expedia Group (1) 106,637 10,347
Hilton Worldwide Holdings  192,211 27,077
Las Vegas Sands (1) 236,908 13,610
Marriott International, Class A  194,175 32,241
McDonald's  526,679 147,265
MGM Resorts International  225,964 10,037
Norwegian Cruise Line Holdings (1)(2) 297,263 3,998
Royal Caribbean Cruises (1) 158,745 10,366
Starbucks  827,664 86,184
Wynn Resorts (1) 75,102 8,405
Yum! Brands  201,733 26,645
520,587
Household Durables 0.3%
DR Horton  224,554 21,937
Garmin  109,449 11,046
Lennar, Class A  183,227 19,259
Mohawk Industries (1) 36,681 3,676
Newell Brands  262,077 3,260
NVR (1) 2,174 12,114

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PulteGroup  160,593 9,359
Whirlpool  39,956 5,275
85,926
Leisure Products 0.0%
Hasbro  91,763 4,927
4,927
Specialty Retail 2.2%
Advance Auto Parts  43,379 5,275
AutoZone (1) 13,537 33,276
Bath & Body Works  165,067 6,038
Best Buy  141,440 11,070
CarMax (1) 113,042 7,266
Home Depot  732,907 216,296
Lowe's  434,806 86,948
O'Reilly Automotive (1) 44,826 38,056
Ross Stores  248,720 26,397
TJX  830,814 65,103
Tractor Supply  79,219 18,620
Ulta Beauty (1) 36,649 19,998
534,343
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B  895,716 109,850
Ralph Lauren (2) 27,874 3,252
Tapestry  168,908 7,282
VF  235,472 5,395
125,779
Total Consumer Discretionary 2,502,182
CONSUMER STAPLES 7.3%
Beverages 1.8%
Brown-Forman, Class B  130,444 8,384
Coca-Cola  2,798,785 173,609
Constellation Brands, Class A  116,701 26,362
Keurig Dr Pepper  610,727 21,546
Molson Coors Beverage, Class B  133,760 6,913
Monster Beverage (1) 548,424 29,620
PepsiCo  990,386 180,547
446,981
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale  319,083 158,543
Dollar General  161,281 33,943
Dollar Tree (1) 149,426 21,450
Kroger  470,845 23,246
Sysco  365,946 28,262

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Target  331,769 54,951
Walgreens Boots Alliance  515,522 17,827
Walmart  1,008,407 148,689
486,911
Food Products 1.2%
Archer-Daniels-Midland  393,259 31,327
Bunge  107,947 10,311
Campbell Soup  141,100 7,758
Conagra Brands  345,338 12,971
General Mills  423,867 36,224
Hershey  105,641 26,876
Hormel Foods  206,555 8,237
J M Smucker  76,062 11,970
Kellogg  184,554 12,358
Kraft Heinz  572,256 22,129
Lamb Weston Holdings  102,051 10,666
McCormick  178,968 14,892
Mondelez International, Class A  981,706 68,444
Tyson Foods, Class A  206,352 12,241
286,404
Household Products 1.4%
Church & Dwight  175,519 15,518
Clorox  89,427 14,151
Colgate-Palmolive  601,035 45,168
Kimberly-Clark  243,617 32,698
Procter & Gamble  1,696,503 252,253
359,788
Personal Care Products 0.2%
Estee Lauder, Class A  166,557 41,050
41,050
Tobacco 0.7%
Altria Group  1,286,991 57,426
Philip Morris International  1,114,720 108,406
165,832
Total Consumer Staples 1,786,966
ENERGY 4.6%
Energy Equipment & Services 0.4%
Baker Hughes  722,547 20,853
Halliburton  648,491 20,518
Schlumberger  1,022,083 50,184
91,555

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels 4.2%
APA  232,182 8,372
Chevron  1,279,258 208,724
ConocoPhillips  880,009 87,306
Coterra Energy  570,597 14,002
Devon Energy  469,840 23,779
Diamondback Energy  132,063 17,851
EOG Resources  423,459 48,541
EQT  262,355 8,372
Exxon Mobil  2,961,361 324,743
Hess  198,701 26,296
Kinder Morgan  1,416,955 24,811
Marathon Oil  457,630 10,965
Marathon Petroleum  327,504 44,157
Occidental Petroleum  524,836 32,765
ONEOK  320,759 20,381
Phillips 66  336,161 34,080
Pioneer Natural Resources  171,430 35,013
Targa Resources  164,139 11,974
Valero Energy  278,106 38,823
Williams  875,477 26,142
1,047,097
Total Energy 1,138,652
FINANCIALS 12.8%
Banks 3.1%
Bank of America  5,018,892 143,540
Citigroup  1,392,604 65,299
Citizens Financial Group  351,798 10,684
Comerica  93,340 4,053
Fifth Third Bancorp  490,432 13,065
First Republic Bank (2) 130,707 1,829
Huntington Bancshares  1,043,295 11,685
JPMorgan Chase  2,109,330 274,867
KeyCorp  666,215 8,341
M&T Bank  122,118 14,602
PNC Financial Services Group  288,277 36,640
Regions Financial  667,531 12,389
Truist Financial  956,824 32,628
U.S. Bancorp  1,001,565 36,106
Wells Fargo  2,743,907 102,567
Zions Bancorp  107,540 3,219
771,514
Capital Markets 2.8%
Ameriprise Financial  75,960 23,282

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of New York Mellon  530,099 24,088
BlackRock  107,896 72,195
Cboe Global Markets  75,368 10,117
Charles Schwab  1,096,689 57,445
CME Group  259,367 49,674
FactSet Research Systems  27,200 11,290
Franklin Resources  206,797 5,571
Goldman Sachs Group  243,489 79,648
Intercontinental Exchange  402,859 42,014
Invesco  323,990 5,313
MarketAxess Holdings  26,816 10,493
Moody's  113,704 34,796
Morgan Stanley  939,422 82,481
MSCI  57,374 32,112
Nasdaq  242,906 13,280
Northern Trust  148,860 13,119
Raymond James Financial  139,243 12,987
S&P Global  236,707 81,610
State Street  251,777 19,057
T. Rowe Price Group (3) 160,232 18,090
698,662
Consumer Finance 0.5%
American Express  428,070 70,610
Capital One Financial  274,183 26,366
Discover Financial Services  192,607 19,037
Synchrony Financial  315,266 9,168
125,181
Financial Services 4.3%
Berkshire Hathaway, Class B (1) 1,295,674 400,065
Fidelity National Information Services  426,469 23,170
Fiserv (1) 457,760 51,741
FleetCor Technologies (1) 53,252 11,228
Global Payments  189,781 19,973
Jack Henry & Associates  52,051 7,845
Mastercard, Class A  606,729 220,491
PayPal Holdings (1) 813,452 61,774
Visa, Class A  1,168,536 263,458
1,059,745
Insurance 2.1%
Aflac  403,886 26,059
Allstate  189,369 20,984
American International Group  536,247 27,005
Aon, Class A  147,671 46,559
Arch Capital Group (1) 264,258 17,935

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arthur J Gallagher  152,236 29,124
Assurant  37,680 4,524
Brown & Brown  167,756 9,633
Chubb  298,390 57,941
Cincinnati Financial  112,918 12,656
Everest Re Group  28,025 10,034
Globe Life  64,458 7,092
Hartford Financial Services Group  226,409 15,778
Lincoln National  115,033 2,585
Loews  139,878 8,116
Marsh & McLennan  355,900 59,275
MetLife  475,636 27,558
Principal Financial Group  164,616 12,234
Progressive  420,660 60,180
Prudential Financial  264,484 21,883
Travelers  166,710 28,576
W R Berkley  147,001 9,152
Willis Towers Watson  76,717 17,828
532,711
Total Financials 3,187,813
HEALTH CARE 14.0%
Biotechnology 2.3%
AbbVie  1,271,729 202,675
Amgen  384,348 92,916
Biogen (1) 103,457 28,764
Gilead Sciences  896,623 74,393
Incyte (1) 133,513 9,649
Moderna (1) 238,416 36,616
Regeneron Pharmaceuticals (1) 77,299 63,514
Vertex Pharmaceuticals (1) 185,040 58,301
566,828
Health Care Equipment & Supplies 2.8%
Abbott Laboratories  1,253,766 126,956
Align Technology (1) 51,932 17,353
Baxter International  364,451 14,782
Becton Dickinson & Company  204,115 50,527
Boston Scientific (1) 1,032,659 51,664
Cooper  35,794 13,364
DENTSPLY SIRONA  153,337 6,023
Dexcom (1) 277,072 32,190
Edwards Lifesciences (1) 446,092 36,905
GE HealthCare Technologies (1) 260,950 21,406
Hologic (1) 177,145 14,296
IDEXX Laboratories (1) 59,436 29,723

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insulet (1) 50,043 15,962
Intuitive Surgical (1) 251,932 64,361
Medtronic  956,440 77,108
ResMed  105,589 23,123
STERIS  71,303 13,639
Stryker  242,423 69,204
Teleflex  33,074 8,378
Zimmer Biomet Holdings  151,792 19,611
706,575
Health Care Providers & Services 3.0%
AmerisourceBergen  115,731 18,530
Cardinal Health  185,100 13,975
Centene (1) 397,300 25,114
Cigna Group  214,743 54,873
CVS Health  923,298 68,610
DaVita (1) 39,354 3,192
Elevance Health  171,725 78,961
HCA Healthcare  152,970 40,335
Henry Schein (1) 98,031 7,994
Humana  90,154 43,766
Laboratory Corp. of America Holdings  63,726 14,620
McKesson  98,784 35,172
Molina Healthcare (1) 41,474 11,094
Quest Diagnostics  80,607 11,404
UnitedHealth Group  671,915 317,540
Universal Health Services, Class B  46,509 5,911
751,091
Life Sciences Tools & Services 1.8%
Agilent Technologies  212,271 29,366
Bio-Rad Laboratories, Class A (1) 15,310 7,334
Bio-Techne  111,271 8,255
Charles River Laboratories International (1) 36,298 7,326
Danaher  471,332 118,794
Illumina (1) 113,062 26,293
IQVIA Holdings (1) 133,259 26,504
Mettler-Toledo International (1) 15,889 24,313
PerkinElmer  91,595 12,206
Thermo Fisher Scientific  282,027 162,552
Waters (1) 42,662 13,209
West Pharmaceutical Services  53,304 18,468
454,620
Pharmaceuticals 4.1%
Bristol-Myers Squibb  1,528,848 105,965
Catalent (1) 129,317 8,497

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eli Lilly  567,121 194,761
Johnson & Johnson  1,880,135 291,421
Merck  1,823,220 193,972
Organon  180,332 4,241
Pfizer  4,036,522 164,690
Viatris  858,601 8,260
Zoetis  335,937 55,913
1,027,720
Total Health Care 3,506,834
INDUSTRIALS & BUSINESS SERVICES 8.9%
Aerospace & Defense 1.7%
Boeing (1) 404,348 85,896
General Dynamics  162,419 37,066
Howmet Aerospace  266,947 11,310
Huntington Ingalls Industries  27,833 5,762
L3Harris Technologies  136,861 26,857
Lockheed Martin  163,374 77,232
Northrop Grumman  103,437 47,759
Raytheon Technologies  1,053,396 103,159
Textron  149,949 10,591
TransDigm Group  37,297 27,490
433,122
Air Freight & Logistics 0.7%
CH Robinson Worldwide  85,242 8,471
Expeditors International of Washington  114,805 12,642
FedEx  167,507 38,274
United Parcel Service, Class B  524,785 101,803
161,190
Building Products 0.4%
A.O. Smith  92,600 6,403
Allegion  62,185 6,637
Carrier Global  600,138 27,456
Johnson Controls International  494,001 29,749
Masco  163,412 8,125
Trane Technologies  164,669 30,296
108,666
Commercial Services & Supplies 0.5%
Cintas  62,333 28,840
Copart (1) 307,739 23,145
Republic Services  147,615 19,960
Rollins  166,099 6,234
Waste Management  267,022 43,570
121,749

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering 0.1%
Quanta Services  102,080 17,011
17,011
Electrical Equipment 0.6%
AMETEK  165,631 24,071
Eaton  286,720 49,127
Emerson Electric  412,194 35,918
Generac Holdings (1) 44,757 4,834
Rockwell Automation  82,191 24,119
138,069
Ground Transportation 0.8%
CSX  1,515,920 45,387
JB Hunt Transport Services  59,462 10,433
Norfolk Southern  164,316 34,835
Old Dominion Freight Line  65,001 22,155
Union Pacific  439,966 88,547
201,357
Industrial Conglomerates 1.0%
3M  395,764 41,599
General Electric  783,225 74,876
Honeywell International  480,427 91,819
Roper Technologies  76,116 33,544
241,838
Machinery 1.8%
Caterpillar  374,842 85,779
Cummins  101,143 24,161
Deere  194,435 80,278
Dover  99,807 15,165
Fortive  253,887 17,307
IDEX  53,906 12,454
Illinois Tool Works  199,589 48,590
Ingersoll Rand  293,028 17,048
Nordson  38,262 8,504
Otis Worldwide  299,150 25,248
PACCAR  373,988 27,376
Parker-Hannifin  92,204 30,991
Pentair  117,727 6,507
Snap-on  38,644 9,541
Stanley Black & Decker  107,018 8,624
Westinghouse Air Brake Technologies  129,486 13,086
Xylem  130,644 13,678
444,337

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Passenger Airlines 0.2%
Alaska Air Group (1) 88,192 3,700
American Airlines Group (1) 458,817 6,768
Delta Air Lines (1) 458,137 15,998
Southwest Airlines  424,121 13,801
United Airlines Holdings (1) 235,934 10,440
50,707
Professional Services 0.8%
Automatic Data Processing  297,922 66,327
Broadridge Financial Solutions  84,016 12,314
CoStar Group (1) 293,994 20,242
Equifax  87,937 17,837
Jacobs Solutions  91,169 10,713
Leidos Holdings  96,929 8,923
Paychex  229,951 26,350
Robert Half International  78,109 6,293
Verisk Analytics  112,397 21,565
190,564
Trading Companies & Distributors 0.3%
Fastenal  410,267 22,130
United Rentals  50,137 19,842
WW Grainger  32,322 22,264
64,236
Total Industrials & Business Services 2,172,846
INFORMATION TECHNOLOGY 25.7%
Communications Equipment 0.9%
Arista Networks (1) 177,920 29,866
Cisco Systems  2,954,105 154,426
F5 (1) 42,346 6,169
Juniper Networks  229,626 7,904
Motorola Solutions  120,198 34,392
232,757
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A  428,003 34,976
CDW  96,747 18,855
Corning  543,957 19,191
Keysight Technologies (1) 127,861 20,647
TE Connectivity  227,863 29,884
Teledyne Technologies (1) 33,677 15,066
Trimble (1) 177,367 9,298
Zebra Technologies, Class A (1) 37,224 11,837
159,754

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 1.2%
Accenture, Class A  452,833 129,424
Akamai Technologies (1) 113,655 8,899
Cognizant Technology Solutions, Class A  365,827 22,290
DXC Technology (1) 157,881 4,035
EPAM Systems (1) 41,609 12,441
Gartner (1) 56,520 18,413
International Business Machines  650,105 85,222
VeriSign (1) 65,446 13,831
294,555
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices (1) 1,159,394 113,632
Analog Devices  364,436 71,874
Applied Materials  606,191 74,459
Broadcom  300,504 192,785
Enphase Energy (1) 97,681 20,540
First Solar (1) 71,237 15,494
Intel  2,974,697 97,183
KLA  99,896 39,876
Lam Research  97,012 51,428
Microchip Technology  393,781 32,991
Micron Technology  784,503 47,337
Monolithic Power Systems  32,156 16,095
NVIDIA  1,769,074 491,396
NXP Semiconductors  186,282 34,737
ON Semiconductor (1) 311,553 25,647
Qorvo (1) 71,020 7,214
QUALCOMM  801,750 102,287
Skyworks Solutions  113,912 13,439
SolarEdge Technologies (1) 40,290 12,246
Teradyne  111,888 12,029
Texas Instruments  651,629 121,210
1,593,899
Software 9.3%
Adobe (1) 329,194 126,862
ANSYS (1) 62,952 20,951
Autodesk (1) 155,259 32,319
Cadence Design Systems (1) 197,888 41,574
Ceridian HCM Holding (1) 109,538 8,020
Fair Isaac (1) 18,146 12,751
Fortinet (1) 466,238 30,986
Gen Digital  412,142 7,072
Intuit  201,997 90,056
Microsoft  5,353,210 1,543,331

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oracle  1,105,100 102,686
Paycom Software (1) 34,700 10,549
PTC (1) 75,453 9,675
Salesforce (1) 719,088 143,659
ServiceNow (1) 145,958 67,830
Synopsys (1) 109,576 42,324
Tyler Technologies (1) 29,907 10,606
2,301,251
Technology Hardware, Storage & Peripherals 7.3%
Apple  10,695,658 1,763,714
Hewlett Packard Enterprise  917,855 14,622
HP  623,477 18,299
NetApp  156,222 9,975
Seagate Technology Holdings  137,888 9,117
Western Digital (1) 229,260 8,636
1,824,363
Total Information Technology 6,406,579
MATERIALS 2.7%
Chemicals 1.8%
Air Products & Chemicals  159,931 45,934
Albemarle  84,093 18,588
Celanese  70,044 7,627
CF Industries Holdings  142,723 10,346
Corteva  511,514 30,849
Dow  508,071 27,853
DuPont de Nemours  330,479 23,719
Eastman Chemical  85,558 7,216
Ecolab  178,912 29,615
FMC  89,937 10,984
International Flavors & Fragrances  182,208 16,756
Linde  354,170 125,886
LyondellBasell Industries, Class A  183,307 17,211
Mosaic  241,263 11,069
PPG Industries  169,389 22,627
Sherwin-Williams  170,113 38,236
444,516
Construction Materials 0.1%
Martin Marietta Materials  44,948 15,959
Vulcan Materials  94,959 16,291
32,250
Containers & Packaging 0.3%
Amcor  1,064,512 12,114
Avery Dennison  57,963 10,371

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ball  226,433 12,479
International Paper  250,792 9,044
Packaging Corp. of America  66,491 9,231
Sealed Air  103,183 4,737
Westrock  181,025 5,516
63,492
Metals & Mining 0.5%
Freeport-McMoRan  1,030,705 42,166
Newmont  570,549 27,968
Nucor  182,508 28,192
Steel Dynamics  119,104 13,466
111,792
Total Materials 652,050
REAL ESTATE 2.5%
Health Care Real Estate Investment Trusts 0.2%
Healthpeak Properties, REIT  392,589 8,625
Ventas, REIT  287,866 12,479
Welltower, REIT  340,630 24,420
45,524
Hotel & Resort Real Estate Investment Trusts 0.0%
Host Hotels & Resorts, REIT  507,323 8,366
8,366
Industrial Real Estate Investment Trusts 0.3%
Prologis, REIT  663,726 82,813
82,813
Office Real Estate Investment Trusts 0.1%
Alexandria Real Estate Equities, REIT  113,161 14,212
Boston Properties, REIT  100,858 5,458
19,670
Real Estate Management & Development 0.1%
CBRE Group, Class A (1) 226,853 16,517
16,517
Residential Real Estate Investment Trusts 0.3%
AvalonBay Communities, REIT  100,924 16,961
Camden Property Trust, REIT  79,072 8,290
Equity Residential, REIT  246,317 14,779
Essex Property Trust, REIT  46,076 9,636
Invitation Homes, REIT  414,807 12,955
Mid-America Apartment Communities, REIT  82,431 12,450
UDR, REIT  222,060 9,118
84,189

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment Trusts 0.3%
Federal Realty Investment Trust, REIT  52,097 5,149
Kimco Realty, REIT  447,013 8,730
Realty Income, REIT  452,801 28,671
Regency Centers, REIT  107,778 6,594
Simon Property Group, REIT  236,051 26,431
75,575
Specialized Real Estate Investment Trusts 1.2%
American Tower, REIT  335,519 68,560
Crown Castle, REIT  312,345 41,804
Digital Realty Trust, REIT  205,559 20,208
Equinix, REIT  66,726 48,112
Extra Space Storage, REIT  96,926 15,792
Iron Mountain, REIT  211,055 11,167
Public Storage, REIT  114,064 34,463
SBA Communications, REIT  77,361 20,197
VICI Properties, REIT  721,391 23,532
Weyerhaeuser, REIT  523,726 15,780
299,615
Total Real Estate 632,269
UTILITIES 2.8%
Electric Utilities 1.9%
Alliant Energy  177,870 9,498
American Electric Power  370,867 33,745
Constellation Energy  235,544 18,490
Duke Energy  555,140 53,555
Edison International  272,874 19,262
Entergy  147,160 15,855
Evergy  162,691 9,944
Eversource Energy  251,405 19,675
Exelon  713,844 29,903
FirstEnergy  390,767 15,654
NextEra Energy  1,428,909 110,140
NRG Energy  168,678 5,784
PG&E (1) 1,150,397 18,602
Pinnacle West Capital  80,507 6,380
PPL  525,988 14,617
Southern  784,866 54,611
Xcel Energy  393,356 26,528
462,243
Gas Utilities 0.0%
Atmos Energy  102,837 11,555
11,555

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producers 0.0%
AES  483,726 11,648
11,648
Multi-Utilities 0.8%
Ameren  186,972 16,152
CenterPoint Energy  456,512 13,449
CMS Energy  210,510 12,921
Consolidated Edison  255,062 24,402
Dominion Energy  601,345 33,621
DTE Energy  138,408 15,161
NiSource  289,651 8,099
Public Service Enterprise Group  358,601 22,395
Sempra Energy  226,838 34,289
WEC Energy Group  225,434 21,369
201,858
Water Utilities 0.1%
American Water Works  137,970 20,211
20,211
Total Utilities 707,515
Total Common Stocks (Cost $9,468,127) 24,697,275
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.82% (3)(4) 69,307,427 69,307
69,307
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 4.64%, 5/23/23  400,000 398
U.S. Treasury Bills, 4.719%, 6/22/23 (5) 6,881,000 6,810
7,208
Total Short-Term Investments (Cost $76,513) 76,515

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.82% (3)(4) 4,569,039 4,569
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust Company 4,569
Total Securities Lending Collateral (Cost $4,569) 4,569
Total Investments in Securities 99.8%
(Cost $9,549,209) $ 24,778,359
Other Assets Less Liabilities 0.2% 57,102
Net Assets 100.0% $ 24,835,461
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Affiliated Companies
(4) Seven-day yield
(5) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 447 S&P 500 E-Mini Index contracts 6/23 92,479 $ 4,575
Net payments (receipts) of variation margin to date (3,284)
Variation margin receivable (payable) on open futures contracts $ 1,291

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 57 $ 564 $ 195
T. Rowe Price Government Reserve Fund, 4.82% — — 706++
Totals $ 57# $ 564 $ 901+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Group  $ 17,546 $ — $ 20 $ 18,090
T. Rowe Price Government
Reserve Fund, 4.82% 82,615  ¤  ¤ 73,876
Total $ 91,966^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $901 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $80,964.

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Equity Index 500 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Equity Index 500 Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 24,697,275 $ — $ — $ 24,697,275
Short-Term Investments 69,307 7,208 — 76,515
Securities Lending Collateral 4,569 — — 4,569
Total Securities 24,771,151 7,208 — 24,778,359
Futures Contracts* 4,575 — — 4,575
Total $ 24,775,726 $ 7,208 $ — $ 24,782,934
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F50-054Q1 03/23